COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum payments under non-cancellable operating leases
	RMB	US$
2018	971,666	149,342
2019	788,543	121,197
2020	684,938	105,273
2021	604,309	92,881
2022	523,446	80,452

	3,572,902	549,145